Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 2,909,625,448	$ 2,904,566,454	$ 2,565,556,067
Alcoholic Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,820,221,035	1,885,902,502	1,618,117,846
Nonalcoholic Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,040,389,947	961,411,087	897,230,729
Other Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 49,014,466	$ 57,252,865	$ 50,207,492